Fair Value Measurements - Schedule of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Prepaid expenses and other current assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Fair Value, Recurring
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in prepaid expenses and other current assets		$ 244
Assets, Fair Value Disclosure, Total		244
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities	$ 2,397	61
Liabilities, Fair Value Disclosure, Total	2,397	61
Fair Value, Recurring | Fair Value, Inputs, Level 1
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in prepaid expenses and other current assets		0
Assets, Fair Value Disclosure, Total		0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities	0	0
Liabilities, Fair Value Disclosure, Total	0	0
Fair Value, Recurring | Fair Value, Inputs, Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in prepaid expenses and other current assets		244
Assets, Fair Value Disclosure, Total		244
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities	2,397	61
Liabilities, Fair Value Disclosure, Total	2,397	61
Fair Value, Recurring | Fair Value, Inputs, Level 3
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in prepaid expenses and other current assets		0
Assets, Fair Value Disclosure, Total		0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities	0	0
Liabilities, Fair Value Disclosure, Total	$ 0	$ 0